Shareholder Fees {- Communications Equipment Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 | Communications Equipment Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none